Financial Risk Management_The Groups Credit Risk Industrial Concentration Due From Financial Institutions And Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 141,174,929	₩ 126,814,607
Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	141,181,313	126,818,342
Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(6,384)	(3,735)
Due From Financial Institutions At Amortised Cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	18,142,960	17,216,288
Due From Financial Institutions At Amortised Cost | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	18,142,960	17,216,288
Due From Financial Institutions At Amortised Cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 18,147,672	₩ 17,218,307
%	100.00%	100.00%
Due From Financial Institutions At Amortised Cost | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 18,147,672	₩ 17,218,307
%	100.00%	100.00%
Due From Financial Institutions At Amortised Cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (4,712)	₩ (2,019)
Due From Financial Institutions At Amortised Cost | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(4,712)	(2,019)
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	216,367	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	216,367	381,719
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 216,367	₩ 381,719
%	100.00%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 216,367	₩ 381,719
%	100.00%	100.00%
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due From Financial Institutions At Fair Value Through Profit Or Loss [Member] | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	50,721,526	48,285,482
Securities measured at fair value through profit or loss | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	11,937,703	14,354,157
Securities measured at fair value through profit or loss | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	32,475,354	27,273,372
Securities measured at fair value through profit or loss | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	6,308,469	6,657,953
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 50,721,526	₩ 48,285,482
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 11,937,703	₩ 14,354,157
%	23.53%	29.73%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 32,475,354	₩ 27,273,372
%	64.03%	56.48%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 6,308,469	₩ 6,657,953
%	12.44%	13.79%
Securities measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,190,673	2,025,962
Derivatives | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	7,330	39,290
Derivatives | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,003,371	1,849,078
Derivatives | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	179,972	137,594
Derivatives | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,190,673	₩ 2,025,962
%	100.00%	100.00%
Derivatives | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 7,330	₩ 39,290
%	0.23%	1.94%
Derivatives | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,003,371	₩ 1,849,078
%	94.13%	91.27%
Derivatives | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 179,972	₩ 137,594
%	5.64%	6.79%
Derivatives | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivatives | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivatives | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	43,556,848	35,243,634
Securities measured at fair value through other comprehensive income | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	16,744,232	9,504,156
Securities measured at fair value through other comprehensive income | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,439,272	21,210,983
Securities measured at fair value through other comprehensive income | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,373,344	4,528,495
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 43,556,848	₩ 35,243,634
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 16,744,232	₩ 9,504,156
%	38.44%	26.97%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,439,272	₩ 21,210,983
%	49.22%	60.18%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,373,344	₩ 4,528,495
%	12.34%	12.85%
Securities measured at fair value through other comprehensive income | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	25,346,555	23,661,522
Securities measured at amortized cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	11,115,398	10,321,642
Securities measured at amortized cost | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	12,278,534	11,423,019
Securities measured at amortized cost | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,952,623	1,916,861
Securities measured at amortized cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 25,348,227	₩ 23,663,238
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 11,115,435	₩ 10,321,667
%	43.86%	43.62%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 12,279,883	₩ 11,424,418
%	48.44%	48.28%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,952,909	₩ 1,917,153
%	7.70%	8.10%
Securities measured at amortized cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,672)	₩ (1,716)
Securities measured at amortized cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(37)	(25)
Securities measured at amortized cost | Allowances | Banking and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,349)	(1,399)
Securities measured at amortized cost | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (286)	₩ (292)